Income Taxes	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 17: — INCOME TAXES

a.	Corporate income tax rate in Israel:

Taxable income of Israeli companies is subject to income tax at the rate of 26.5%, 26.5% and 25% for the fiscal years ended March 31, 2016, 2015 and 2014, respectively.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company” as defined by this law and, as such, is entitled to certain income tax benefits, mainly increased depreciation rates in respect of machinery and equipment (as prescribed by regulations published under the Inflationary Adjustments Law) and the right to claim public issuance expenses, amortization of acquired patents and other intangible property rights as deductions for tax purposes.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Investments Law”):

Various production and development facilities of the Company have been granted “Approved Enterprise” and “Benefited Enterprise” status, which provides certain benefits, including tax exemptions and reduced tax rates for a defined period. The benefits available to an Approved Enterprise and Benefited Enterprise relate only to taxable income attributable to the specific investment program and are conditioned upon terms stipulated in the Investments Law and the related regulations and the criteria set forth in the applicable certificate of approval (for an Approved Enterprise).  If the Company does not fulfill these conditions, in whole or in part, the benefits can be cancelled and the Company may be required to refund the benefits, in an amount linked to the Israeli consumer price index plus interest.

The Company qualifies as a foreign investors’ company, or FIC. FICs are entitled to further reductions in the tax rate normally applicable to Approved or Benefited Enterprises, depending on the level of foreign ownership. The tax rate ranges between 10% (when foreign ownership is 90% or more) to 25% (when the foreign ownership is below 49%).

The Company has three active plans, two Approved Enterprises under the Alternative Benefits Programs (Plans 3-4 and Plan 5) and one Benefited Enterprise (Plan 6), granting us a package of benefits, subject to compliance with applicable requirements.  Under Plan 3-4 (benefit period starting 2003), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years following implementation of the plan and to a reduced tax rate of between 10% and 25% (depending on the level of foreign investment) for an additional thirteen years thereafter.  Under Plan 5 (benefit period starting 2007), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years following implementation of such plan and to a reduced tax rate of 10% to 25% (depending on the level of foreign investment) for eight additional years thereafter.  We filed a request for an additional five years of reduced tax rates for such plan. Approval is still pending.  Under Plan 6 (benefit period starting 2010), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years and a reduced tax rate of 10% to 25% (depending on the level of foreign investment) for eight additional years thereafter.

The entitlement to these benefits is conditional upon the Company fulfilling the requirements of the Investments Law, regulations published thereunder and the certificate of approval for the specific investments in the case of Approved Enterprises.  In the event of failure to comply with these requirements, the benefits may be reduced or canceled and the Company may be required to refund the amount of the benefits it received, in whole or in part, including linkage and interest.  As of March 31, 2016, management believes that the Company complied with all of the aforementioned requirements.

If the Company pays a dividend, the source of which is income derived from the Approved and/or Benefited Enterprises during the tax exempt period, the Company will be subject to corporate tax at the rate ordinarily applicable to the Approved/Benefited Enterprise from which it was exempt, on the gross amount of such dividend.

The Company has decided not to declare dividends out of such tax-exempt income.  Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved and/or Benefited Enterprises.

Dividends paid by a company, the source of which is income derived from the Approved Enterprise accrued during the benefits period, are generally subject to withholding tax at a rate of 15% (which is withheld and paid by the company paying the dividend) if such dividends were paid during the benefits period or at any time up to 12 years thereafter. The 12-year limitation does not apply to a FIC.

For the years ended March 31, 2016 and 2015, income not eligible for Approved and/or Benefited Enterprise benefits is taxed at the regular corporate income tax rate.

d.	The New Incentives Regime—Amendment 68 to the Investment Law

Under Amendment 68 to the Investment Law (“Amendment 68”), upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all qualifying industrial income of such company (an “Industrial Company”), as opposed to the previous law’s incentives, which were limited to income from Approved/Benefited Enterprises during the benefits period.  Under the law, when the election is made, the uniform tax rate for 2014 and onwards will be 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel.  The profits of these Industrial Companies will be freely distributable as dividends, subject to withholding tax of 20% or lower, under an applicable tax treaty. Certain “Special Industrial Companies” that meet more stringent criteria (significant investment, R&D or employment thresholds), and will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere.  In order to be classified as a “Special Industrial Company,” the approval of three governmental authorities in Israel is required.  We did not elect to apply for Amendment 68 in tax year 2015 or 2014.

e.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 of Israel:

With respect to the Israeli entity, commencing in taxable year 2003, the Company elected to measure its taxable income and file its tax returns in U.S. dollars in keeping with Israeli Income Tax Regulations, 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income).  Such an election was binding to the Company for three years.  Accordingly, commencing taxable year 2003, results for tax purposes are measured in U.S. Dollar terms.  After the initial three-year term, the Company must make the election on an annual basis.  Through taxable year 2015, the Company has consistently elected, for tax purposes, to measure its earnings in U.S. dollars.

f.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2016	2015	2014
Domestic (Israel)	$290,946	$250,979	$190,233
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	345,638	329,914	253,355
Income from continuing and discontinued operations before taxes	$636,584	$580,893	$443,588

g.	Taxes on income are comprised of the following:

	Year ended March 31,
	2016	2015	2014
Current taxes	$66,785	$166,466	$106,561
Prior years' taxes (benefits)	2,540	(20)	(124)
Deferred income taxes (benefits)	25,988	(70,387)	(23,708)
	$95,313	$96,059	$82,729

Domestic	$34,254	$25,881	$16,852
Foreign	61,059	70,178	65,877
	$95,313	$96,059	$82,729

Included within current and deferred income tax expense are benefits relating to research and development tax credits at Taro Canada of $884, $909 and $1,439 for the years ended March 31, 2016, 2015 and 2014, respectively.  Taro Canada uses the “flow-through” method and therefore records the benefits in earnings in the period the tax credits are utilized.

As a result of the Zalicus acquisition and subsequent amalgamation of Zalicus with the Company, the Company recognized approximately $36,000 of tax loss carryforwards and investment tax credits in the year ended March 31, 2016.

Included within current and deferred income tax expense are benefits relating to state tax credits at Taro U.S.A. of $79 for the year ended March 31, 2016.

h.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2016	2015	2014
Statutory tax rate (In Israel)	26.5%	26.5%	25.0%

(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(6.0%)	(7.0%)	(5.0%)
Utilization of net operating losses	(5.0%)	0.0%	0.0%
Different tax rates applicable to non-Israeli subsidiaries	(2.5%)	(4.0%)	(2.0%)
Uncertain tax positions, net	1.5%	1.0%	1.0%
Taxes from prior years	0.5%	0.0%	0.0%
Effective consolidated tax rate	15.0%	16.5%	19.0%

i.	Current taxes are calculated at the following rates:

	Year ended March 31,
	2016	2015	2014
On Israeli operations (not including “Approved Enterprise”)	26.5%	26.5%	25.0%
On U.S. operations *	35.2%	35.5%	35.0%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. operations *	20.0%	21.0%	23.0%
On Ireland operations *	12.5%	12.5%	12.5%

*

The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence.  The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

j.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforward	$11,322	$10,379
Deferred revenue	39,153	34,834
Property, plant, and equipment	908	921
Accrued expenses	141,524	131,524
Bad debt allowance	36	39
Amortization and impairment	5,218	5,406
Other, net	29,885	32,259
Total deferred tax assets	228,046	215,362
Valuation allowance for deferred tax assets	(11,817)	(11,301)
Net deferred tax assets	216,229	204,061
Deferred tax liabilities:
Property, plant, and equipment	(2,203)	(1,901)
Other, net	(312)	(261)
Total deferred tax liabilities	(2,515)	(2,162)
Net deferred tax assets	$213,714	$201,899
Domestic	$18,338	$12,721
Foreign	195,376	189,178
	$213,714	$201,899

The deferred income taxes are presented on the consolidated balance sheets as follows:

	March 31,
	2016	2015
Among current assets (“other receivables and prepaid expenses”)	$212,222	$199,908
Among other assets ("long-term deferred income tax assets")	4,007	4,153
Among short-term liabilities	(283)	(261)
Among long-term liabilities	(2,232)	(1,901)
	$213,714	$201,899
k.	Carryforward tax losses:
1.	The Company:

As of March 31, 2016, the Company has no carryforward net operating losses.  As of March 31, 2016, the Company has carryforward capital losses of approximately $74,000.  Such losses can only be used to offset capital gains.

2.	Canadian subsidiary:

As of March 31, 2016, this subsidiary has no carryforward losses.

3.	U.K. subsidiary:

As of March 31, 2016, this subsidiary has carryforward tax losses of $10,520, which may be carried forward and offset against taxable income for an indefinite period in the future.  As discussed in Note 2.u, there is a full valuation allowance provided against these losses.

4.	Irish subsidiary:

As of March 31, 2016, this subsidiary has carryforward losses of $70,423.  Taro Ireland commenced trade in 2006 and therefore has satisfied any expiration deadlines.  As discussed in Note 2.u, a full valuation allowance is provided against these losses.

5.	U.S. subsidiary:

As of March 31, 2016, this subsidiary has no carryforward tax losses.

6.	Hungarian subsidiary:

As of March 31, 2016, this subsidiary has no carryforward losses.

l.	The Company’s Board of Directors has determined that its U.S. subsidiary will not pay any dividend as long as such payment will result in any tax expense for the Company.
m.

At March 31, 2016, deferred income taxes were not provided for on a cumulative total of $1,053,078 of the undistributed earnings of Taro Canada, which are not taxable provided earnings remain undistributed.  Taro Canada intends to invest these earnings indefinitely in its operations.

n.	Foreign withholding taxes have been accrued as necessary by the Company and its subsidiaries.
o.	Tax assessments:

The Company completed its tax assessments with the Israeli tax authorities for years through 2009.  In March 2016, the Israel tax authorities issued a tax assessment for the period January 1, 2010 through March 31, 2014, in the amount of $40,307.  The Company has consulted with its tax advisors and believes it has strong grounds to overturn the majority of this tax assessment on appeal.  The Company’s tax advisors believe the appeal process could take several years to complete.  The Company may be subject to examination by the Israeli tax authorities for years ending 3/31/2015 and onward.  The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

The Company completed its tax assessments with the U.S. tax authorities for the years through March 31, 2014.  The Company’s tax provision was inadequate to satisfy these assessments and an additional $2,034 was included in current tax expense.  The Company may be subject to examination by the U.S. tax authorities for the years ending March 31, 2015 and onward.  The Company believes that its tax provision is adequate to satisfy any assessments resulting from examination related to these years.

The Company completed its tax assessments with the Canadian tax authorities for the years through 2011.  The Company’s tax provision was materially adequate to satisfy these assessments.  Taro Canada remains subject to examination by the Canadian tax authorities for years after 2011.  The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

p.	Uncertain tax positions:

The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.m and Note 2.u).

	March 31,
	2016	2015	2014
Unrecognized tax exposure at beginning of year	$8,966	$6,858	$6,634
Increases as a result of positions taken in prior period	6	129	146
Increases (decreases) as a result of positions taken in prior period	4,393	(462)	(1,815)
Increases as a result of positions taken in current period	8,728	2,501	1,893
Decreases due to settlements with tax authorities	—	(60)	—
Unrecognized tax exposure at end of year	$22,093	$8,966	$6,858

The total amount of interest and penalties recognized on the consolidated statement of operations for the years ended March 31, 2016, 2015 and 2014, were $759, ($230), and $751, respectively.  The total amount of interest and penalties recognized on the consolidated balance sheets at March 31, 2016 and 2015 were $1,293 and $550, respectively.

The total amount of unrecognized tax benefits, which would impact the effective tax rate if recognized, was $22,093 and $8,966 at March 31, 2016 and 2015, respectively.